Business Combinations (Details) ¥ in Thousands			1 Months Ended						12 Months Ended
	Feb. 01, 2020 CNY (¥)	Feb. 01, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Jan. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)	Jun. 04, 2020	Feb. 01, 2020 USD ($)	Sep. 30, 2019	Aug. 31, 2019 USD ($)	Sep. 05, 2018	Aug. 31, 2018 USD ($)	Jan. 02, 2018	Jul. 31, 2017
Business Combinations (Details) [Line Items]
Number of business acquisitions completed										6	6	26	26
Prepayments from customers									¥ 5,526						$ 855,000
Contingent consideration										¥ 47,084		¥ 91,440
Yuhan [Member]
Business Combinations (Details) [Line Items]
Percentage of equity interest																								20.00%
Percentage of equity interest							55.60%	55.60%
Cash consideration							¥ 140,000	$ 21,670,000
Percentage of aggregate of equity interest																							75.60%
Cash and cash equivalent														¥ 6,381								$ 988,000
Short-term investments														46,000								7,120,000
Prepayment and other current assets														20,175								3,123,000
Property and equipment														7,662								1,186,000
Accrued expenses and other current liabilities														18,979								2,938,000
Deferred tax liabilities														24,268								3,756,000
Prepayments from customers														62,668								$ 9,700,000
Gains of evaluation of the previously held equity interests														¥ 1,481
Yuhan [Member] | Minimum [Member]
Business Combinations (Details) [Line Items]
Estimated amortization periods														5 years
Yuhan [Member] | Maximum [Member]
Business Combinations (Details) [Line Items]
Estimated amortization periods														30 years
Tianjin Huaying [Member]
Business Combinations (Details) [Line Items]
Percentage of equity interest					100.00%	100.00%															100.00%
Cash consideration					¥ 144,000	$ 22,290,000			144,000
Cash and cash equivalent												16,917								$ 2,619,000
Short-term investments												16,350								2,531,000
Prepayment and other current assets												10,366								1,605,000
Property and equipment												1,621								251,000
Accrued expenses and other current liabilities												9,940								1,539,000
Prepayments from customers												¥ 28,732								$ 4,447,000
Contingent consideration					86,316	13,361,000
Total					¥ 230,316	$ 35,650,000
Contingent consideration									86,316
Tianjin Huaying [Member] | Minimum [Member]
Business Combinations (Details) [Line Items]
Estimated amortization periods												5 years	5 years
Tianjin Huaying [Member] | Maximum [Member]
Business Combinations (Details) [Line Items]
Estimated amortization periods												10 years	10 years
Shanghai Yimi [Member]
Business Combinations (Details) [Line Items]
Lloans with total principal and related interests									¥ 51,374						7,952,000
Yimi Cayman [Member]
Business Combinations (Details) [Line Items]
Investments in preferred shares issued total amount												¥ 196,693	$ 30,446,000
Yimi Online Tutoring [Member]
Business Combinations (Details) [Line Items]
Cash and cash equivalent										832
Consideration in the form of loans and related interests										51,995
Yimi Online Tutoring [Member]
Business Combinations (Details) [Line Items]
Cash and cash equivalent | $																$ 129,000
Prepayment and other current assets										6,429						995,000
Property and equipment										4,805						744,000
Accrued expenses and other current liabilities										2,669						413,000
Prepayments from customers										65,920						10,204,000
Consideration in the form of loans and related interests | $											$ 8,048,000
Yimi's Target Business [Member] | OneSmart Online [Member]
Business Combinations (Details) [Line Items]
Cash consideration	¥ 311,149	$ 48,162,000
Previous held investments in preferred shares and convertible loans	248,688																	$ 38,494,000
Loans and related interests	51,374																	$ 7,952,000
Cash	¥ 11,088	$ 1,716,000
Other Acquisition [Member]
Business Combinations (Details) [Line Items]
Estimated amortization periods									5 years
Yousheng [Member]
Business Combinations (Details) [Line Items]
Percentage of equity interest																			15.00%
Percentage of equity interest			85.00%	85.00%													100.00%
Cash and cash equivalent									¥ 2,604						403,000
Prepayment and other current assets									2,767						428,000
Property and equipment									2,893						448,000
Accrued expenses and other current liabilities									15,655						2,423,000
Prepayments from customers									¥ 15,471						$ 2,395,000
Total			¥ 145,352	$ 22,499,000
Consideration in the form of loans and related interests			14,527	2,249,000
Consideration in the form of convertible loans			109,225	16,907,000
Prepayments for long-term investments			¥ 21,600	$ 3,343,000
Ruiyipeiyou [Member]
Business Combinations (Details) [Line Items]
Total										131,290	20,322,000
Consideration in the form of convertible loans										97,077	15,026,000
Prepayments for long-term investments										14,400	2,229,000
Business Combination, Contingent Consideration, Asset, Current										19,813						$ 3,067,000
Other Acquisition [Member]
Business Combinations (Details) [Line Items]
Estimated amortization periods									5 years
Other Acquisition [Member]
Business Combinations (Details) [Line Items]
Estimated amortization periods									2 years
Gains of evaluation of the previously held equity interests										594		¥ 1,897
Description of business combination												business acquisitions, net tangible assets acquired primarily included cash and cash equivalent of RMB17,898 (US$2,770), prepayment and other current assets of RMB14,561 (US$2,254), property and equipment of RMB7,225 (US$1,118), accrued expenses and other current liabilities of RMB23,038 (US$3,566) and prepayments from customers of RMB187,103 (US$28,962) and deferred tax liabilities, net of RMB3,948 (US$611) as of the date of acquisition. In the 2020 business acquisitions, net tangible assets acquired primarily included cash and cash equivalent of RMB24,450 (US$3,785), short-term investment of RMB20,013 (US$3,098), prepayment and other current assets of RMB116,645 (US$18,055), property and equipment of RMB24,777 (US$3,835), accrued expenses and other current liabilities of RMB208,012 (US$32,198), prepayments from customers of RMB55,340 (US$8,566) and deferred tax liabilities, net of RMB452 (US$70) as of the date of acquisition.	business acquisitions, net tangible assets acquired primarily included cash and cash equivalent of RMB17,898 (US$2,770), prepayment and other current assets of RMB14,561 (US$2,254), property and equipment of RMB7,225 (US$1,118), accrued expenses and other current liabilities of RMB23,038 (US$3,566) and prepayments from customers of RMB187,103 (US$28,962) and deferred tax liabilities, net of RMB3,948 (US$611) as of the date of acquisition. In the 2020 business acquisitions, net tangible assets acquired primarily included cash and cash equivalent of RMB24,450 (US$3,785), short-term investment of RMB20,013 (US$3,098), prepayment and other current assets of RMB116,645 (US$18,055), property and equipment of RMB24,777 (US$3,835), accrued expenses and other current liabilities of RMB208,012 (US$32,198), prepayments from customers of RMB55,340 (US$8,566) and deferred tax liabilities, net of RMB452 (US$70) as of the date of acquisition.
Other Income, Net [Member] | Yimi Cayman [Member]
Business Combinations (Details) [Line Items]
Gain of relation to the revaluation was recorded										46,343	7,173
Other Income, Net [Member] | Yousheng [Member]
Business Combinations (Details) [Line Items]
Loss from revaluation of the previously held equity interests										¥ 2,782	$ 431
Other Acquisition [Member]
Business Combinations (Details) [Line Items]
Estimated amortization periods									5 years